Long-Term Debt - $172.5 Million Secured Loan Facility (Details) - $172.5 million loan facility - USD ($)		12 Months Ended
	Apr. 01, 2014	Dec. 31, 2018	Dec. 31, 2017
Long-Term Debt
Loan facility amount	$ 172,500,000	$ 172,500,000	$ 172,500,000
Minimum liquidity of Partnership		15,000,000
Incremental minimum liquidity, in excess of 8 vessels with less than 12 months employment contract remaining		1,000,000
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining		$ 1,500,000
Minimum book equity ratio for Partnership		30.00%
First Three Years
Long-Term Debt
Minimum aggregate market value of Vessels securing the loan, as percentage of outstanding balance		100.00%
Thereafter
Long-Term Debt
Minimum aggregate market value of Vessels securing the loan, as percentage of outstanding balance		125.00%
London Interbank Offered Rate (LIBOR)
Long-Term Debt
Interest margin percentage	2.40%